First Trust Natural Gas ETF Investment Strategy - First Trust Natural Gas ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is developed and owned by Nasdaq, Inc. (the “Index Provider”), and is calculated and maintained by Nasdaq. The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity. The Index is designed to track public companies that derive a substantial portion of their revenues from midstream activities and/or the exploration and production of natural gas. According to the Index Provider, to be eligible for inclusion in the Index, a security must be listed on a qualifying U.S. securities exchange and be issued by a company engaged in midstream activities (specifically natural gas pipeline and storage, or gathering and processing) or the exploration and production of crude oil and natural gas, according to FactSet. If engaged in midstream activities, the issuer must be a Master Limited Partnership ("MLP"). If engaged in the exploration and production of crude oil and natural gas, the issuer’s natural gas proved reserves must account for 30% or more of its total proved reserves. Natural gas shall be converted to Barrels of Oil Equivalent (“BOE”) using the industry standard conversion of 1 BOE equals 6,000 cubic feet. In addition, according to the Index Provider, the Index removes all duplicate (multiple share classes) securities and securities that do not meet the size, float, seasoning, and liquidity requirements of the Index. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. Security types eligible for the Index generally include common stocks, depositary receipts and MLP interests. Ineligible security types generally include royalty trusts, based on data provided by FactSet. Securities that meet the applicable security eligibility criteria are considered for inclusion in the Index. All operating companies and the 10 MLPs with the highest free float market capitalizations are included in the Index. The Index uses modified linear-weighted methodology where Index securities are weighted based on their market capitalization and liquidity ranks. The Index allocates 15% of its weight to securities issued by MLPs and 85% of its weight to securities issued by operating companies. The initial weights are then adjusted within each of these two segments so that no security has a weight that exceeds 50% of the ratio between that security’s three-month average daily value traded and $100 million or that exceeds 4% of the ratio between that security’s free float market capitalization and $1 billion. The maximum weight of any security is 4.5%. The Fund may invest in companies with various market capitalizations. The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 40 securities and the Fund had significant investments in energy companies, although this may change from time to time. The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of March 31, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 40 securities and the Fund had significant investments in energy companies, although this may change from time to time.